Unaudited Interim Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(Loss) for the period	€ (9,232)	€ 58,909
Gain from sale of Priority Review Voucher, net	0	(90,833)
Adjustments for non-cash transactions	10,262	15,072
Changes in non-current operating assets and liabilities	409	(529)
Changes in working capital	(9,175)	(10,923)
Cash used in operations	(7,736)	(28,303)
Income tax paid	(411)	(129)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES	(8,148)	(28,432)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(1,402)	(4,498)
Proceeds from sale of property, plant and equipment	0	146
Purchases of intangible assets	(71)	(34)
Proceeds from sale of Priority Review Voucher	0	90,833
Interest received	511	266
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES	(961)	86,713
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings, net of transaction costs	0	(944)
Payment of lease liabilities	(685)	(677)
Interest paid	(4,896)	(5,836)
NET CASH GENERATED FROM FROM/(USED IN) FINANCING ACTIVITIES	(5,582)	(7,457)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(14,690)	50,824
Cash and cash equivalents at beginning of the year	168,271	126,080
Exchange gains/(losses) on cash	(590)	(264)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	€ 152,990	€ 176,640